Schedule H (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets
HOME BANK, N. A. PROFIT SHARING AND 401(k) PLAN
EIN: 72-0214660 PN: 002
Form 5500 Schedule H Line 4(i) – Schedule of Assets (Held at End of Year)
At December 31, 2025

(a)	(b) Identity of Issuer	(c) Description of Investment	(d) Cost	(e) Current Value
	The American Funds	American Funds American Balanced R6 Fund	**	4,963,181
	American Funds Service Company	American Funds Target Date Retirement 2010 R6 Fund	**	937,150
	American Funds Service Company	American Funds Target Date Retirement 2015 R6 Fund	**	41
	American Funds Service Company	American Funds Target Date Retirement 2020 R6 Fund	**	779,988
	American Funds Service Company	American Funds Target Date Retirement 2025 R6 Fund	**	1,069,853
	American Funds Service Company	American Funds Target Date Retirement 2030 R6 Fund	**	3,156,487
	American Funds Service Company	American Funds Target Date Retirement 2035 R6 Fund	**	3,885,767
	American Funds Service Company	American Funds Target Date Retirement 2040 R6 Fund	**	3,641,919
	American Funds Service Company	American Funds Target Date Retirement 2045 R6 Fund	**	4,466,669
	American Funds Service Company	American Funds Target Date Retirement 2050 R6 Fund	**	2,031,458
	American Funds Service Company	American Funds Target Date Retirement 2055 R6 Fund	**	1,302,906
	American Funds Service Company	American Funds Target Date Retirement 2060 R6 Fund	**	981,674
	American Funds Service Company	American Funds Target Date Retirement 2065 R6 Fund	**	379,959
	American Funds Service Company	American Funds Target Date Retirement 2070 R6 Fund	**	20,966
	Delaware Investments	Nomura Small Cap Value R6 Fund	**	792,436
	Eaton Vance	Eaton Vance Atlanta Capital SMID Cap R6 Fund	**	535,002
	Fidelity Management & Research	Fidelity 500 Index Fund	**	4,919,742
*	Home Bancorp, Inc.	Home Bancorp, Inc. Stock	**	11,126,238
	Janus International Holding, LLC	Janus Henderson Triton N Fund	**	1,224,476
	JP Morgan Funds	JP Morgan Large Cap Growth R6 Fund	**	6,720,747
	MFS Investment Management	MFS Intl Growth R6 Fund	**	1,408,637
	PIMCO Funds	PIMCO StockPLUS International I Fund	**	603,783
	PIMCO Funds	PIMCO Total Return Instl Fund	**	1,478,689
*	Principal Life Insurance Company	Principal Fixed Income Guaranteed Option	**	2,703,108
*	Principal Life Insurance Company	Principal Equity Income Separate Account	**	2,741,911
*	Principal Life Insurance Company	Principal Mid Cap S&P 400 Index Separate Account	**	2,059,886
*	Principal Life Insurance Company	Principal Small Cap S&P 600 Index Separate Account	**	632,152
	T. Rowe Price Funds	T Rowe Price Intl Value Equity I Fund	**	306,826
	Victory Funds	Victory Sycamore Established Value R6 Fund	**	402,741
				65,274,392
*	Participant’s loans	7% interest with various maturities		1,415,511
	Total investments			$66,689,903

*Indicates party-in-interest to the Plan.
**Cost information has not been included above because all included investments are participant directed.

See Report of Independent Registered Public Accounting Firm.